Income Taxes - Narrative (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Line Items]
Income tax expense			$ 0	$ 0
Federal statutory income tax rate	21.00%		34.00%
Interest and penalties related to income taxes			$ 0	0
Federal net operating loss carryforwards			55,786,000	31,011,000
Federal research and orphan drug credit carryforwards			2,045,000	$ 1,462,000
Net reduction in deferred tax assets due to tax law change			7,478,000
Reduction in the valuation allowance due to tax law change			$ 7,478,000
Scenario, Plan [Member]
Income Tax Disclosure [Line Items]
Federal statutory income tax rate		21.00%
Earliest Tax Year [Member]
Income Tax Disclosure [Line Items]
NOLs and research and orphan drug credit carryforwards			2025
Latest Tax Year [Member]
Income Tax Disclosure [Line Items]
NOLs and research and orphan drug credit carryforwards			2036